Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	$ 407,931	¥ 2,778,378	¥ 8,283,373
Cost of revenues	(1,266,409)	(8,625,388)	(18,991,737)
Gross loss	(858,478)	(5,847,010)	(10,708,364)
Operating income (expenses):
Selling and marketing expenses	(449,521)	(3,061,642)	(2,617,584)
General and administrative expenses	(4,096,142)	(27,898,411)	(21,544,148)
Research and development expenses	(649,325)	(4,422,485)	(3,163,558)
Change in fair value of cryptocurrencies	(36,774,161)	(250,465,136)	48,610,295
Total operating income (expenses)	(41,969,149)	(285,847,674)	21,285,005
Profit (Loss) from operations	(42,827,627)	(291,694,684)	10,576,641
Other income (expenses):
Finance expenses	(108,690)	(740,278)	(274,189)
Interest expenses	(771,551)	(5,254,957)	(5,287,620)
Interest income	433	2,951	12,322
Change in fair value	(406,386)	(2,767,854)
Change in fair value of borrowings denominated in cryptocurrencies			(18,529,435)
Other income	303,008	2,063,759	1,724,344
Other expenses	(2,688,286)	(18,309,645)
Total other expenses	(3,671,472)	(25,006,024)	(22,354,578)
Loss before income tax provision	(46,499,099)	(316,700,708)	(11,777,937)
Income tax provision
Net loss	(46,499,099)	(316,700,708)	(11,777,937)
Less: net loss attributable to noncontrolling interests	(1,056,680)	(7,196,940)	(4,723,396)
Net loss attributable to Nano Labs Ltd	(45,442,419)	(309,503,768)	(7,054,541)
Comprehensive loss:
Net loss	(46,499,099)	(316,700,708)	(11,777,937)
Other comprehensive loss:
Foreign currency translation adjustment	(3,020,395)	(20,571,606)	(1,840,888)
Total comprehensive loss	(49,519,494)	(337,272,314)	(13,618,825)
Comprehensive loss attributable to noncontrolling interests	(1,053,809)	(7,177,391)	(4,722,335)
Comprehensive loss attributable to Nano Labs Ltd	$ (48,465,685)	¥ (330,094,923)	¥ (8,896,490)
Net loss per ordinary share attributable to Nano Labs Ltd
Basic | (per share)	$ (2)	¥ (13.65)	¥ (0.43)
Diluted | (per share)	$ (2)	¥ (13.65)	¥ (0.43)
Weighted average number of shares used in per share calculation:
Basic	22,674,071	22,674,071	16,548,783
Diluted	22,674,071	22,674,071	16,548,783